UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts	02199-8197
(Address of principal executive offices)	(Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2018 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 87.9% of Net Assets
	ABS Car Loan – 1.9%
$492,152	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/08/2020	$492,019
769,695	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	769,038
9,236,871	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/08/2021	9,227,869
4,757,898	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/08/2021	4,749,479
4,495,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C, 2.880%, 7/08/2021	4,486,650
433,364	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.870%, 8/18/2021	430,661
1,300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/2020, 144A	1,299,443
2,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	1,980,975
11,955,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	11,882,210
15,005,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/2022, 144A	14,767,793
10,350,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	10,264,053
9,629,870	CPS Auto Receivables Trust, Series 2015-C, Class C, 3.420%, 8/16/2021, 144A	9,632,381
2,175,811	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	2,172,981
6,443,692	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	6,414,044
3,600,000	Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 2.560%, 10/15/2025, 144A	3,576,875
7,435,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class B, 3.210%, 8/17/2026, 144A	7,378,223
2,726,329	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	2,726,565
480,121	Drive Auto Receivables Trust, Series 2017-1, Class B, 2.360%, 3/15/2021	479,930
3,345,972	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	3,342,640
250,491	Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.960%, 3/15/2021, 144A	250,175
6,952,999	Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.790%, 7/15/2021, 144A	6,940,658
250,487	First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.690%, 4/15/2021, 144A	250,050
972,568	Flagship Credit Auto Trust, Series 2016-1, Class A, 2.770%, 12/15/2020, 144A	971,974
4,440,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.210%, 10/15/2021	4,427,782
5,755,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.030%, 9/15/2022	5,748,447
4,140,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.350%, 7/17/2023	4,144,330

		118,807,245

	ABS Credit Card – 0.4%
463,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	462,950

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	ABS Credit Card – continued
$11,115,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025	$10,824,593
12,265,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	12,132,045

		23,419,588

	ABS Home Equity – 2.4%
3,884,905	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	3,889,838
2,122,053	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)	2,076,161
11,087,738	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 3.500%, 5/28/2069, 144A(a)	10,992,685
5,876,830	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(a)	5,895,845
2,463,768	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(a)	2,468,937
2,720,561	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class A, 4.000%, 11/28/2053, 144A(a)	2,729,815
7,319,619	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	7,274,712
61,946	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	62,167
26,654,466	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 3.355%, 6/17/2037, 144A(b)	26,344,224
3,226,551	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(a)	3,157,140
8,008	Mill City Mortgage Trust, Series 2015-2, Class A1, 3.000%, 9/25/2057, 144A(a)	7,991
11,571,485	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	11,543,232
3,352,917	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	3,378,243
3,642,594	Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.000%, 12/25/2047, 144A(a)	3,655,023
7,273,191	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(a)	7,341,949
18,790,924	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)	18,851,491
1,454,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.802%, 10/25/2053, 144A(a)	1,487,209
9,106,591	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	8,961,603
5,018,000	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	4,969,142
7,057,630	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(a)	6,916,311
6,017,000	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	5,532,207
14,283,173	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	14,274,202

		151,810,127

	ABS Other – 0.4%
3,742,886	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	3,739,855
13,980,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	14,005,383
4,019,492	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A	4,028,948
5,126,200	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	5,069,286

		26,843,472

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	ABS Student Loan – 0.0%
$335,462	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	$335,405
982,566	SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.550%, 8/27/2029, 144A	976,248

		1,311,653

	ABS Whole Business – 0.5%
19,296,150	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	19,509,189
14,443,800	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	14,503,886

		34,013,075

	Aerospace & Defense – 0.2%
921,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	858,832
12,842,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	12,986,601

		13,845,433

	Agency Commercial Mortgage-Backed Securities – 3.3%
15,165,000	Federal National Mortgage Association, Series 2015-M15, Class A2, 2.923%, 10/25/2025(a)	14,942,402
6,750,000	Federal National Mortgage Association, Series 2015-M17, Class A2, 2.939%, 11/25/2025(a)	6,671,005
10,975,000	Federal National Mortgage Association, Series 2016-M4, Class A2, 2.576%, 3/25/2026	10,528,030
20,355,000	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.876%, 11/25/2027(a)	19,744,321
1,660,000	Federal National Mortgage Association, Series 2017-M15, Class A2, 2.959%, 9/25/2027(a)	1,611,986
7,591,000	Federal National Mortgage Association, Series 2017-M3, Class A2, 2.485%, 12/25/2026(a)	7,166,556
6,538,096	Federal National Mortgage Association, Series 2017-M7, Class A2, 2.961%, 2/25/2027(a)	6,360,990
11,860,279	Federal National Mortgage Association, Series 2018-M1, Class A2, 2.986%, 12/25/2027(a)	11,600,259
2,460,000	Federal National Mortgage Association, Series 2018-M10, Class A2, 3.385%, 7/25/2028(a)	2,456,813
6,965,000	Federal National Mortgage Association, Series 2018-M7, Class A2, 3.052%, 3/25/2028(a)	6,776,212
4,665,000	Federal National Mortgage Association, Series 2018-M8, Class A2, 3.325%, 6/25/2028(a)	4,638,128
7,350,000	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A2, 3.002%, 1/25/2024	7,356,017
2,770,000	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/2026	2,666,087
6,195,000	FHLMC Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/2026(a)	6,236,005
6,995,000	FHLMC Multifamily Structured Pass Through Certificates, Series K062, Class A2, 3.413%, 12/25/2026	7,072,413
5,105,490	FHLMC Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/2027(a)	5,168,052
915,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/2027(a)	906,198
1,310,000	FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class A2, 3.286%, 11/25/2027	1,305,687

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$8,045,000	FHLMC Multifamily Structured Pass Through Certificates, Series K072, Class A2, 3.444%, 12/25/2027	$8,114,568
2,550,000	FHLMC Multifamily Structured Pass Through Certificates, Series K073, Class A2, 3.350%, 1/25/2028	2,553,398
21,680,000	FHLMC Multifamily Structured Pass Through Certificates, Series K081, Class A2, 3.900%, 8/25/2028(a)	22,595,397
7,205,000	FHLMC Multifamily Structured Pass Through Certificates, Series K082, Class A2, 3.920%, 9/25/2028(a)	7,521,385
11,410,000	FHLMC Multifamily Structured Pass Through Certificates, Series K727, Class A2, 2.946%, 7/25/2024	11,391,523
7,760,000	FHLMC Multifamily Structured Pass Through Certificates, Series KPLB, Class A, 2.770%, 5/25/2025	7,619,750
10,465,000	FHLMC Multifamily Structured Pass Through Trust, Series K084, Class A2, 3.780%, 10/25/2028(a)	10,805,246
2,151,433	FNMA, 2.880%, 12/01/2027	2,071,613
6,485,000	FNMA, 2.900%, 12/01/2027	6,244,533
5,035,000	FNMA, 2.950%, 11/01/2027	4,890,505
1,826,000	FNMA, 3.015%, 7/01/2028	1,777,312

		208,792,391

	Airlines – 0.1%
2,373,323	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	2,366,891
642,764	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	651,463

		3,018,354

	Automotive – 1.6%
4,742,000	Ford Motor Credit Co. LLC, 2.375%, 3/12/2019	4,734,129
12,010,000	Ford Motor Credit Co. LLC, 3.336%, 3/18/2021	11,653,454
27,688,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	28,238,920
16,412,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	16,831,636
15,446,000	General Motors Co., 5.000%, 4/01/2035	13,133,293
22,752,000	Hyundai Capital America, 3.000%, 10/30/2020, 144A	22,495,701

		97,087,133

	Banking – 6.7%
17,853,000	Ally Financial, Inc., 3.750%, 11/18/2019	17,786,051
16,016,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	15,940,690
31,480,000	Bangkok Bank PCL, 4.050%, 3/19/2024, 144A	31,639,935
2,572,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	2,500,006
51,682,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	48,278,715
5,715,000	Bank of America Corp., GMTN, 2.625%, 4/19/2021	5,637,270
6,608,000	Bank of America Corp., Series L, 2.650%, 4/01/2019	6,601,078
10,850,000	Bank of Montreal, Series D, 3.100%, 4/13/2021	10,844,551
45,518,000	Barclays PLC, 2.875%, 6/08/2020	44,736,456
7,058,000	Barclays PLC, 3.200%, 8/10/2021	6,859,289
5,780,000	Citigroup, Inc., 2.650%, 10/26/2020	5,703,157
27,055,000	Citigroup, Inc., 4.050%, 7/30/2022	27,177,985
5,780,000	Goldman Sachs Group, Inc. (The), 2.600%, 4/23/2020	5,723,465
9,636,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	9,484,381

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$14,867,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	$15,566,260
13,448,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	15,186,609
3,205,000	JPMorgan Chase & Co., 2.550%, 3/01/2021	3,159,808
8,819,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	8,690,513
1,785,000	JPMorgan Chase & Co., 4.250%, 10/15/2020	1,817,165
10,223,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	10,461,463
23,597,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	24,314,007
3,235,000	Lloyds Banking Group PLC, 3.000%, 1/11/2022	3,129,467
3,955,000	Lloyds Banking Group PLC, 3.100%, 7/06/2021	3,878,397
23,780,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	18,765,085
7,690,000	Morgan Stanley, 2.800%, 6/16/2020	7,640,049
19,598,000	Morgan Stanley, 5.750%, 1/25/2021	20,433,870
3,381,000	Morgan Stanley, GMTN, 3.700%, 10/23/2024	3,324,843
12,550,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	13,152,209
21,770,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	21,665,956
9,123,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	8,865,478

		418,964,208

	Building Materials – 0.1%
8,563,000	Owens Corning, 4.200%, 12/01/2024	8,494,908

	Cable Satellite – 0.2%
924,000	Time Warner Cable LLC, 5.500%, 9/01/2041	842,026
2,648,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,528,987
8,447,000	Time Warner Cable LLC, 6.550%, 5/01/2037	8,668,648
2,013,000	Time Warner Cable LLC, 6.750%, 6/15/2039	2,045,461

		14,085,122

	Chemicals – 1.2%
26,749,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	29,009,290
3,680,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	3,238,400
3,566,000	Methanex Corp., 3.250%, 12/15/2019	3,539,222
14,107,000	Methanex Corp., 5.250%, 3/01/2022	14,225,871
7,727,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	6,965,350
11,165,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A	11,220,825
4,402,000	RPM International, Inc., 3.450%, 11/15/2022	4,360,398
3,558,000	RPM International, Inc., 6.125%, 10/15/2019	3,622,775

		76,182,131

	Collateralized Mortgage Obligations – 1.7%
26,059,324	Federal Home Loan Mortgage Corp., Series 277, Class 30, 3.000%, 9/15/2042	25,794,546
3,005,332	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046	2,953,701
5,000,000	Federal Home Loan Mortgage Corp., Series 3654, Class DC, 5.000%, 4/15/2030	5,417,429
549,960	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 2.644%, 10/20/2060(b)	548,957
444,074	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.664%, 10/20/2060(b)	443,458
374,976	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.764%, 2/20/2061(b)	375,465
4,222,215	Government National Mortgage Association, Series 2012-H12, Class FA, 1-month LIBOR + 0.550%, 2.864%, 4/20/2062(b)	4,235,975

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$544,033	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 2.834%, 8/20/2062(b)	$545,570
4,433,638	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 2.714%, 10/20/2062(b)	4,433,618
2,041,472	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063	2,011,957
3,256,981	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062	3,213,340
4,603,339	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	4,536,933
11,888,519	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063	11,808,410
18,730,905	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063	18,536,808
16,426,784	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	15,789,019
7,082,409	Government National Mortgage Association, Series 2015-H13, Class FG, 1-month LIBOR + 0.400%, 2.714%, 4/20/2065(b)	7,082,366
885,532	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 2.594%, 5/20/2063(b)	884,790

		108,612,342

	Construction Machinery – 0.1%
8,705,000	CNH Industrial Capital LLC, 4.375%, 4/05/2022	8,742,432

	Consumer Cyclical Services – 0.4%
25,600,000	Amazon.com, Inc., 4.250%, 8/22/2057	24,874,009
3,010,000	IHS Markit Ltd., 4.000%, 3/01/2026, 144A	2,799,300

		27,673,309

	Consumer Products – 0.1%
1,800,000	Resideo Funding, Inc., 6.125%, 11/01/2026, 144A	1,773,000
3,495,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,579,623

		5,352,623

	Diversified Manufacturing – 0.6%
1,158,000	Crane Co., 6.550%, 11/15/2036	1,379,930
2,770,000	General Electric Co., 5.300%, 2/11/2021	2,773,434
32,127,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	32,849,857

		37,003,221

	Electric – 1.1%
38,448,585	Cometa Energia S.A. de CV, 6.375%, 4/24/2035, 144A	35,564,941
3,315,000	Enel Americas S.A., 4.000%, 10/25/2026	3,085,436
3,364,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	3,307,638
17,247,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	16,463,814
8,413,000	Transelec S.A., 4.250%, 1/14/2025, 144A	8,137,474
4,380,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,394,804

		70,954,107

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Finance Companies – 2.2%
$16,922,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.750%, 5/15/2019	$16,920,724
18,154,000	International Lease Finance Corp., 5.875%, 4/01/2019	18,228,051
3,910,000	International Lease Finance Corp., 5.875%, 8/15/2022	4,095,552
16,190,000	International Lease Finance Corp., 6.250%, 5/15/2019	16,333,218
15,445,000	iStar, Inc., 6.500%, 7/01/2021	15,290,550
14,547,000	Navient LLC, MTN, 8.000%, 3/25/2020	14,781,207
13,509,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	12,630,915
35,903,000	Springleaf Finance Corp., 5.250%, 12/15/2019	35,988,449

		134,268,666

	Financial Other – 0.2%
15,649,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	14,826,332

	Food & Beverage – 0.4%
7,380,000	Bacardi Ltd., 5.150%, 5/15/2038, 144A	6,779,183
14,440,000	Bacardi Ltd., 5.300%, 5/15/2048, 144A	13,035,944
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,498,725
1,230,000	Sigma Alimentos S.A. de CV, 6.875%, 12/16/2019, 144A	1,268,745

		24,582,597

	Government Owned - No Guarantee – 3.0%
10,460,000	Abu Dhabi Crude Oil Pipeline LLC, 4.600%, 11/02/2047, 144A	10,212,412
7,757,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	7,854,893
17,981,000	Dolphin Energy Ltd. LLC, 5.500%, 12/15/2021, 144A	18,700,240
11,005,000	Mexico City Airport Trust, 5.500%, 7/31/2047, 144A	9,670,754
18,213,000	OCP S.A., 5.625%, 4/25/2024, 144A	18,622,792
7,355,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	7,097,575
9,385,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	8,974,406
2,862,000	Ooredoo International Finance Ltd., 7.875%, 6/10/2019, 144A	2,919,240
5,250,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	4,399,553
12,145,000	Petrobras Global Finance BV, 6.850%, 6/05/2115	10,851,558
18,945,000	Syngenta Finance NV, 3.698%, 4/24/2020, 144A	18,807,721
24,223,000	Tennessee Valley Authority, 4.250%, 9/15/2065	27,560,106
6,160,000	Tennessee Valley Authority, 4.625%, 9/15/2060	7,470,823
6,401,000	Tennessee Valley Authority, 4.875%, 1/15/2048	7,851,185
10,957,000	Tennessee Valley Authority, 5.250%, 9/15/2039	13,722,207
10,930,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	11,052,963

		185,768,428

	Health Insurance – 0.5%
13,200,000	Cigna Corp., 4.800%, 8/15/2038, 144A	12,963,913
17,980,000	Cigna Corp., 4.900%, 12/15/2048, 144A	17,591,582

		30,555,495

	Healthcare – 0.7%
33,850,000	CVS Health Corp., 5.050%, 3/25/2048	32,922,844
3,089,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,187,062
10,364,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	10,312,180

		46,422,086

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – 0.0%
$32,728	FNMA, 6-month LIBOR + 1.543%, 4.022%, 2/01/2037(b)	$33,776

	Independent Energy – 0.6%
13,888,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	13,905,360
4,632,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,099,320
10,701,000	Range Resources Corp., 5.000%, 8/15/2022	9,577,395
8,785,000	SM Energy Co., 6.125%, 11/15/2022	8,301,825

		35,883,900

	Industrial Other – 0.2%
9,275,000	CK Hutchison International 16 Ltd., 2.750%, 10/03/2026, 144A	8,525,636
3,495,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	3,481,894

		12,007,530

	Integrated Energy – 0.1%
6,325,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 6/01/2028, 144A	6,414,499

	Media Entertainment – 0.8%
63,720,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	2,105,232
15,635,000	Myriad International Holdings BV, 4.850%, 7/06/2027, 144A	15,041,339
32,599,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	33,464,829

		50,611,400

	Metals & Mining – 0.6%
17,322,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	16,390,942
5,097,000	Freeport-McMoRan, Inc., 6.875%, 2/15/2023	5,256,281
12,676,000	Southern Copper Corp., 5.875%, 4/23/2045	12,950,493

		34,597,716

	Midstream – 1.2%
1,600,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, 5/20/2025	1,464,000
670,000	Energy Transfer Operating LP, 5.150%, 2/01/2043	580,608
6,959,000	Energy Transfer Operating LP, 5.950%, 10/01/2043	6,616,559
10,082,000	Energy Transfer Operating LP, 6.500%, 2/01/2042	10,062,086
1,578,000	Energy Transfer Operating LP, 6.625%, 10/15/2036	1,620,423
13,236,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	13,507,857
2,745,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	2,856,103
2,555,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,532,179
10,668,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	10,652,058
4,861,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	4,980,166
17,979,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	19,006,359

		73,878,398

	Mortgage Related – 25.9%
4,425,602	FHLMC, 3.000%, with various maturities from 2042 to 2046(c)	4,337,292
85,273,068	FHLMC, 3.500%, with various maturities from 2043 to 2048(c)	85,496,273
43,306,823	FHLMC, 4.000%, with various maturities from 2044 to 2048(c)	44,310,947

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$52,552,785	FHLMC, 4.500%, with various maturities from 2041 to 2048(c)	$54,722,172
11,848	FHLMC, 6.000%, 6/01/2035	12,937
161,776,690	FNMA, 2.500%, with various maturities from 2045 to 2057(c)(d)	152,562,129
212,985,141	FNMA, 3.000%, with various maturities from 2045 to 2057(c)	207,514,444
377,920,431	FNMA, 3.500%, with various maturities from 2042 to 2058(c)	377,693,076
119,082,610	FNMA, 4.000%, with various maturities from 2041 to 2048(c)	121,777,941
48,492,979	FNMA, 4.500%, with various maturities from 2043 to 2048(c)	50,417,524
185,947	FNMA, 6.000%, with various maturities from 2034 to 2037(c)	202,870
19,005	FNMA, 6.500%, with various maturities from 2029 to 2031(c)	20,742
42,470	FNMA, 7.000%, with various maturities in 2030(c)	46,017
23,872	FNMA, 7.500%, with various maturities from 2024 to 2032(c)	26,453
37,439,000	FNMA (TBA), 3.000%, 1/01/2049(e)	36,491,951
27,691,000	FNMA (TBA), 3.500%, 1/01/2049(e)	27,686,133
144,892,000	FNMA (TBA), 4.000%, 1/01/2049(e)	147,699,283
123,672,000	FNMA (TBA), 4.500%, 1/01/2049(e)	128,060,907
12,719,000	FNMA (TBA), 5.000%, 1/01/2049(e)	13,322,159
146,752	GNMA, 4.114%, 1/20/2063(a)	148,263
599,078	GNMA, 1-month LIBOR + 1.948%, 4.210%, 9/20/2063(b)	627,618
114,970	GNMA, 4.299%, 5/20/2063(a)	116,671
10,552,223	GNMA, 4.375%, 12/20/2066(a)	11,209,793
147,197	GNMA, 4.382%, 7/20/2063(a)	149,962
3,055,963	GNMA, 4.411%, 10/20/2066(a)	3,243,982
5,560,365	GNMA, 4.426%, 11/20/2066(a)	5,882,728
88,835	GNMA, 4.445%, 8/20/2061(a)	89,445
478,867	GNMA, 4.476%, 8/20/2062(a)	482,440
4,404,013	GNMA, 4.477%, 2/20/2066(a)	4,663,579
2,660,286	GNMA, 4.480%, 10/20/2062(a)	2,680,449
4,892,172	GNMA, 4.482%, 12/20/2061(a)	4,904,942
602,190	GNMA, 4.486%, 7/20/2063(a)	611,796
2,178,336	GNMA, 4.491%, 6/20/2062(a)	2,189,696
580,895	GNMA, 4.493%, 11/20/2062(a)	586,350
548,512	GNMA, 4.499%, 12/20/2062(a)	554,108
1,136,027	GNMA, 4.504%, 6/20/2062(a)	1,144,026
4,925,651	GNMA, 4.513%, 6/20/2066(a)	5,242,391
4,781,513	GNMA, 4.527%, 12/20/2064(a)	5,040,789
3,170,437	GNMA, 4.533%, 9/20/2066(a)	3,380,514
7,148,674	GNMA, 4.534%, with various maturities from 2065 to 2066(a)(c)	7,563,112
3,936,186	GNMA, 4.535%, 12/20/2063(a)	4,126,523
3,707,494	GNMA, 4.536%, 6/20/2066(a)	3,951,040

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$8,610,868	GNMA, 4.537%, 11/20/2062(a)	$8,694,747
4,340,649	GNMA, 4.540%, with various maturities from 2063 to 2066(a)(c)	4,581,196
10,684,064	GNMA, 4.541%, 12/20/2066(a)	11,419,459
2,497,770	GNMA, 4.543%, 1/20/2065(a)	2,629,549
3,826,477	GNMA, 4.556%, 6/20/2064(a)	4,037,564
4,828,168	GNMA, 4.557%, 2/20/2065(a)	5,087,888
2,391,239	GNMA, 4.565%, 4/20/2066(a)	2,539,592
6,071,525	GNMA, 4.576%, 10/20/2064(a)	6,376,070
7,275,690	GNMA, 4.585%, 12/20/2064(a)	7,676,074
7,138,084	GNMA, 4.598%, 2/20/2065(a)	7,532,940
4,922,076	GNMA, 4.601%, 3/20/2066(a)	5,248,713
1,170,376	GNMA, 4.614%, 10/20/2062(a)	1,180,448
2,599,415	GNMA, 4.620%, 5/20/2062(a)	2,609,668
3,838,845	GNMA, 4.621%, with various maturities from 2062 to 2065(a)(c)	4,016,148
784,702	GNMA, 4.627%, 1/20/2064(a)	822,149
225,559	GNMA, 4.643%, 5/20/2062(a)	226,893
610,262	GNMA, 4.650%, 1/20/2061(a)	618,895
2,998,976	GNMA, 4.655%, 4/20/2062(a)	3,018,903
3,308,721	GNMA, 4.672%, 1/20/2064(a)	3,444,568
5,662,608	GNMA, 4.676%, 6/20/2064(a)	5,985,624
113,174	GNMA, 4.695%, 3/20/2062(a)	113,539
72,862	GNMA, 4.700%, with various maturities in 2061(a)(c)	72,987
3,703,962	GNMA, 4.710%, 1/20/2064(a)	3,909,512
306,497	GNMA, 5.500%, 4/15/2038	326,470
50,987	GNMA, 6.000%, with various maturities from 2029 to 2038(c)	55,198
52,059	GNMA, 6.500%, with various maturities from 2029 to 2032(c)	56,233
65,587	GNMA, 7.000%, with various maturities from 2025 to 2029(c)	67,180
8,112	GNMA, 7.500%, with various maturities from 2025 to 2030(c)	8,728
1,926	GNMA, 8.500%, with various maturities from 2020 to 2022(c)	1,928

		1,613,350,330

	Natural Gas – 0.2%
14,480,000	Infraestructura Energetica Nova, S.A.B. de C.V., 4.875%, 1/14/2048, 144A	11,350,727

	Non-Agency Commercial Mortgage-Backed Securities – 0.8%
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 6.126%, 7/10/2046, 144A(a)	1,045,549
9,569,382	Commercial Mortgage Trust, Series 2016-SAVA, Class A, 1-month LIBOR + 1.720%, 4.069%, 10/15/2034, 144A(b)	9,550,035
3,950,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1-month LIBOR + 3.000%, 5.349%, 10/15/2034, 144A(b)	3,947,743
3,052,113	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.698%, 11/10/2046, 144A(a)	3,138,089
6,637,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.391%, 8/10/2044, 144A(a)	6,702,343

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$8,150,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	$8,147,993
9,412,653	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.597%, 11/15/2043, 144A(a)	9,494,261
5,876,392	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.231%, 6/15/2044, 144A(a)	5,792,302

		47,818,315

	Oil Field Services – 1.2%
8,690,000	Ensco PLC, 4.500%, 10/01/2024	5,648,500
7,342,000	Ensco PLC, 5.750%, 10/01/2044	4,103,297
2,447,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,194,196
3,434,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,283,659
23,633,000	Nabors Industries, Inc., 5.100%, 9/15/2023	18,052,067
4,150,000	Nabors Industries, Inc., 5.500%, 1/15/2023	3,293,942
29,916,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	29,304,218
8,110,000	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	7,765,325

		73,645,204

	Paper – 0.5%
5,797,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	5,724,538
21,515,000	Suzano Austria GmbH, 5.750%, 7/14/2026, 144A	21,945,300
1,989,000	WestRock RKT Co., 4.900%, 3/01/2022	2,047,033

		29,716,871

	Pharmaceuticals – 0.3%
10,383,000	Bausch Health Cos., Inc., 5.500%, 3/01/2023, 144A	9,500,445
2,147,000	Bausch Health Cos., Inc., 5.625%, 12/01/2021, 144A	2,114,795
6,293,000	Biogen, Inc., 2.900%, 9/15/2020	6,246,137

		17,861,377

	Property & Casualty Insurance – 0.3%
13,365,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	11,319,353
1,855,000	Radian Group, Inc., 4.500%, 10/01/2024	1,681,094
3,171,000	Willis Towers Watson PLC, 5.750%, 3/15/2021	3,316,247

		16,316,694

	Refining – 0.4%
28,300,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	27,486,658

	Retailers – 1.0%
27,630,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	25,177,838
17,710,000	GameStop Corp., 5.500%, 10/01/2019, 144A	17,621,450
9,929,000	SACI Falabella, 3.750%, 4/30/2023, 144A	9,632,491
7,559,000	SACI Falabella, 4.375%, 1/27/2025, 144A	7,371,764

		59,803,543

	Sovereigns – 2.5%
25,600,000	Emirate of Abu Dhabi, 2.500%, 10/11/2022, 144A	24,838,144
32,145,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	30,053,518
20,805,000	Republic of Argentina, 7.500%, 4/22/2026	16,670,006

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Sovereigns – continued
$17,300,000		Republic of Argentina, 7.625%, 4/22/2046	$12,533,850
8,015,000		Republic of Indonesia, 3.700%, 1/08/2022, 144A	7,954,006
11,125,000		Republic of Oman, 3.875%, 3/08/2022, 144A	10,418,896
40,950,000		State of Kuwait, 3.500%, 3/20/2027, 144A	40,772,687
11,830,000		State of Qatar, 3.875%, 4/23/2023, 144A	11,964,034

			155,205,141

		Technology – 1.3%
3,000,000		Equifax, Inc., 3.300%, 12/15/2022	2,946,076
5,101,000		Equifax, Inc., 7.000%, 7/01/2037	5,837,574
15,427,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	15,466,945
16,191,000		Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	15,611,093
3,601,000		KLA-Tencor Corp., 3.375%, 11/01/2019	3,596,063
7,515,000		Microchip Technology, Inc., 4.333%, 6/01/2023, 144A	7,330,244
10,996,000		Molex Electronic Technologies LLC, 2.878%, 4/15/2020, 144A	10,889,856
7,255,000		Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	7,217,808
12,486,000		Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	12,499,341

			81,395,000

		Treasuries – 17.3%
18,620,000	(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	80,036,130
13,212,333	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	64,171,259
496,730,000		Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	12,995,431
212,174,000		Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	6,463,731
46,625,000		U.S. Treasury Bond, 3.125%, 5/15/2048	47,510,147
17,460,000		U.S. Treasury Bond, 3.375%, 11/15/2048	18,671,288
115,413,853		U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(d)(f)	103,181,188
133,944,981		U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(d)(f)	122,948,587
175,379,955		U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(d)(f)	166,254,717
60,771,090		U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(d)(f)	58,275,056
33,064,512		U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(f)	31,662,052
67,894,577		U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(d)(f)	66,833,271
29,180,000		U.S. Treasury Note, 1.125%, 2/28/2019	29,121,215
60,735,000		U.S. Treasury Note, 1.375%, 7/31/2019	60,319,819
81,010,000		U.S. Treasury Note, 2.625%, 12/31/2023	81,434,037
49,215,000		U.S. Treasury Note, 2.625%, 12/31/2025	49,330,348
76,080,000		U.S. Treasury Note, 2.875%, 8/15/2028	77,256,863
1,195,000		U.S. Treasury Note, 3.125%, 11/15/2028	1,239,532

			1,077,704,671

		Utility Other – 0.4%
25,420,000		ACWA Power Management And Investments One Ltd., 5.950%, 12/15/2039, 144A	23,877,514

		Wireless – 0.7%
1,424,000		American Tower Corp., 4.700%, 3/15/2022	1,462,506
20,973,000		Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	19,079,667
3,960,000		Millicom International Cellular S.A., 6.625%, 10/15/2026, 144A	4,009,896
3,055,000		SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	3,657,691
11,565,000		Sprint Capital Corp., 6.875%, 11/15/2028	10,928,925

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Wireless – continued
$6,835,000	Sprint Corp., 7.625%, 3/01/2026	$6,749,563

		45,888,248

	Wirelines – 1.6%
720,000	AT&T, Inc., 4.350%, 6/15/2045	608,448
6,549,000	AT&T, Inc., 4.500%, 3/09/2048	5,604,025
1,615,000	AT&T, Inc., 4.750%, 5/15/2046	1,433,949
7,715,000	AT&T, Inc., 5.250%, 3/01/2037	7,577,885
11,815,000	AT&T, Inc., 5.450%, 3/01/2047	11,539,681
9,515,000	AT&T, Inc., 5.700%, 3/01/2057	9,362,806
11,187,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	11,145,049
14,395,000	Embarq Corp., 7.995%, 6/01/2036	13,027,475
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,042,500
3,890,000	Telefonica Emisiones S.A., 5.134%, 4/27/2020	3,970,284
23,277,000	Telefonica Emisiones S.A., 5.462%, 2/16/2021	24,123,094
4,119,000	Verizon Communications, Inc., 4.329%, 9/21/2028	4,134,076

		97,569,272

	Total Bonds and Notes (Identified Cost $5,667,926,145)	5,483,853,262

Senior Loans – 2.8%
	Automotive – 0.1%
8,915,324	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 6.957%, 5/19/2023(b)	8,670,153
1,487,781	Visteon Corp., 2018 Term Loan B, LIBOR + 1.750%, 4.299%, 3/25/2024(g)	1,410,907

		10,081,060

	Chemicals – 0.1%
4,187,000	Venator Materials Corp., Term Loan B, 1-month LIBOR + 3.000%, 5.522%, 8/08/2024(b)	3,993,351

	Consumer Cyclical Services – 0.0%
1,386,921	FrontDoor, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 5.063%, 8/14/2025(b)	1,331,444

	Consumer Products – 0.4%
11,361,863	Coty, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.250%, 4.633%, 4/07/2025(b)	10,467,117
2,110,000	Energizer Holdings, Inc., 2018 Term Loan B, 6/20/2025(h)	2,033,512
1,244,569	Resideo Funding, Inc., Term Loan B, 3-month LIBOR + 2.000%, 4.490%, 10/24/2025(b)	1,201,009
11,621,034	Serta Simmons Bedding LLC, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.891%, 11/08/2023(i)	9,684,156

		23,385,794

	Electric – 0.2%
11,300,729	AES Corp., 2018 Term Loan B, 3-month LIBOR + 1.750%, 4.456%, 5/31/2022(b)	11,025,330

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Food & Beverage – 0.1%
$9,006,117	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 1-month LIBOR + 2.000%, 4.510%, 5/24/2024(b)	$8,660,912

	Gaming – 0.1%
4,487,670	Churchill Downs, Inc., 2017 Term Loan B, 1-month LIBOR + 2.000%, 4.530%, 12/27/2024(b)	4,313,773

	Industrial Other – 0.1%
3,359,104	Altra Industrial Motion Corp., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.522%, 10/01/2025(b)	3,182,751

	Leisure – 0.0%
3,212,775	AMC Entertainment Holdings, Inc., New Term Loan B, 1-month LIBOR + 2.250%, 4.705%, 12/15/2023(b)	3,079,445

	Media Entertainment – 0.2%
7,444,271	CBS Radio, Inc., 2017 Term Loan B, 1-month LIBOR + 2.750%, 5.256%, 11/18/2024(b)	6,997,615
3,503,684	Lamar Media Corp., 2018 Term Loan B, 1-month LIBOR + 1.750%, 4.313%, 3/14/2025(b)	3,401,482
4,031,222	Meredith Corp., 2018 Term Loan B, 1-month LIBOR + 2.750%, 5.272%, 1/31/2025(b)	3,906,939

		14,306,036

	Midstream – 0.2%
11,835,014	Energy Transfer Equity LP, USD 2017 Term Loan B, 1-month LIBOR + 2.000%, 4.522%, 2/02/2024(b)	11,517,954

	Packaging – 0.1%
825,412	Crown Americas LLC, 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.479%, 4/03/2025(b)	819,997
2,730,438	Plastipak Packaging, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 5.030%, 10/14/2024(b)	2,608,933

		3,428,930

	Pharmaceuticals – 0.1%
9,235,188	Change Healthcare Holdings LLC, 2017 Term Loan B, 1-month LIBOR + 2.750%, 5.272%, 3/01/2024(b)	8,738,796

	Property & Casualty Insurance – 0.0%
2,735,375	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 5.803%, 5/16/2024(b)	2,574,672

	Restaurants – 0.2%
10,755,819	1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month LIBOR + 2.250%, 4.772%, 2/16/2024(b)	10,226,956

	Retailers – 0.5%
2,994,750	Hanesbrands, Inc., 2017 Term Loan B, 1-month LIBOR + 1.750%, 4.272%, 12/15/2024(b)	2,959,801
14,439,942	Michaels Stores, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 5.008%, 1/30/2023(i)	13,772,095

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Retailers – continued
$16,191,450	Staples, Inc., 2017 Term Loan B, 3-month LIBOR + 4.000%, 6.541%, 9/12/2024(b)	$15,489,875

		32,221,771

	Technology – 0.1%
3,407,402	First Data Corp., 2017 USD Term Loan, 1-month LIBOR + 2.000%, 4.504%, 7/08/2022(b)	3,266,847
4,420,839	First Data Corp., 2024 USD Term Loan, 1-month LIBOR + 2.000%, 4.504%, 4/26/2024(b)	4,213,060
1,979,852	Sabre GLBL, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.522%, 2/22/2024(b)	1,912,200

		9,392,107

	Wirelines – 0.3%
8,185,652	Consolidated Communications, Inc., 2016 Term Loan B, 1-month LIBOR + 3.000%, 5.530%, 10/04/2023(b)	7,643,353
10,284,063	Level 3 Financing, Inc., 2017 Term Loan B, 1-month LIBOR + 2.250%, 4.754%, 2/22/2024(b)	9,744,150

		17,387,503

	Total Senior Loans (Identified Cost $188,279,430)	178,848,585

Shares
Preferred Stocks – 0.3%
	Cable Satellite – 0.3%
17,563,000	NBCUniversal Enterprise, Inc., 5.250%, 144A (Identified Cost $18,210,290)	17,782,538

Common Stocks – 0.1%
	Oil, Gas & Consumable Fuels – 0.1%
77,870	Paragon Offshore Ltd., Litigation Units, Class A(j)(k)	68,136
116,806	Paragon Offshore Ltd., Litigation Units, Class B(j)(k)	3,971,404

	Total Common Stocks (Identified Cost $9,028,818)	4,039,540

Principal Amount (‡)
Short-Term Investments – 14.0%
$56,005,000	Federal Home Loan Bank Discount Notes, 2.100%, 1/04/2019(l)	55,997,607
99,560,000	Federal National Mortgage Association Discount Notes, 2.280%, 1/03/2019(l)	99,553,429
111,646,196	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2018 at 1.500% to be repurchased at $111,655,500 on 1/02/2019 collateralized by $42,280,000 U.S. Treasury Inflation Indexed Bond, 2.125% due 2/15/2041 valued at $57,875,570; $45,445,000 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $56,009,826 including accrued interest (m)	111,646,196
323,405,000	U.S. Treasury Bills, 2.200%, 4/25/2019(d)(l)	320,962,338
213,825,000	U.S. Treasury Bills, 2.293%-2.317%, 2/28/2019(l)(n)	213,018,814
75,000,000	U.S. Treasury Bills, 2.376%, 3/14/2019(l)	74,647,404

Description	Value (†)
Total Short-Term Investments (Identified Cost $876,023,513)	$875,825,788

Total Investments – 105.1% (Identified Cost $6,759,468,196)	6,560,349,713
Other assets less liabilities – (5.1)%	(320,153,712)

Net Assets – 100.0%	$6,240,196,001

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2018 is disclosed.
(b)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.

(e)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)	Treasury Inflation Protected Security (TIPS).
(g)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at December 31, 2018. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(h)	Position is unsettled. Contract rate was not determined at December 31, 2018 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at December 31, 2018.
(j)	Non-income producing security.
(k)	Securities subject to restriction on resale. At December 31, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Paragon Offshore Ltd., Litigation Units Class A	July 18, 2017	$429,948	$68,136	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class B	July 18, 2017	8,598,870	3,971,404	0.1%

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(n)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the value of Rule 144A holdings amounted to $1,313,414,911 or 21.0% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
MXN	Mexican Peso
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	2/19/2019	MXN	$	1,310,830,000	$64,010,060	$66,222,389	$(2,212,329)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$5,483,853,262	$—	$5,483,853,262
Senior Loans*	—	178,848,585	—	178,848,585
Preferred Stocks*	—	17,782,538	—	17,782,538
Common Stocks*	—	4,039,540	—	4,039,540
Short-Term Investments	—	875,825,788	—	875,825,788

Total	$—	$6,560,349,713	$—	$6,560,349,713

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,212,329)	$—	$(2,212,329)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended December 31, 2018, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of December 31, 2018:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives Foreign exchange contracts	$(2,212,329)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2018, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America, N.A.	$(2,212,329)	$2,030,000

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2018:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$2,030,000	$—

Industry Summary at December 31, 2018 (Unaudited)
Mortgage Related	25.9%
Treasuries	17.3
Banking	6.7
Agency Commercial Mortgage-Backed Securities	3.3
Government Owned - No Guarantee	3.0
Sovereigns	2.5
ABS Home Equity	2.4
Finance Companies	2.2
Other Investments, less than 2% each	27.8
Short-Term Investments	14.0

Total Investments	105.1
Other assets less liabilities (including forward foreign currency contracts)	(5.1)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 21, 2019

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 21, 2019